Amounts Receivable (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Receivables [Line Items]
Other receivables	$ 4.0	$ 7.6
Trade and other current receivables	31.1	34.7
Canada
Receivables [Line Items]
Sales tax receivables	6.5	5.4
Mexico
Receivables [Line Items]
Sales tax receivables	18.7	17.7
Other
Receivables [Line Items]
Sales tax receivables	$ 1.9	$ 4.0